Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@statestreet.com

October 12, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated September 28, 2017 to the prospectuses for the following funds:

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Japan ETF

iShares Edge MSCI Min Vol Asia ex Japan ETF

iShares Edge MSCI Min Vol Europe ETF

iShares Edge MSCI Min Vol Japan ETF

iShares iBonds Dec 2018 Term Corporate ETF

iShares iBonds Mar 2018 Term Corporate ex-Financials ETF

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

iShares Treasury Floating Rate Bond ETF

The purpose of this filing is to submit the 497 dated September 28, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi

Sarah R. Crespi

cc: Benjamin Haskin, Esq.